Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt
10.	Debt

The Company’s outstanding debt consisted of the following:

	December 31, 2019	June 30, 2020
First Lien Term Loan Facility	$511.1	$450.0
Second Lien Term Loan Facility	130.0	—
Revolving Credit Facility	21.0	—
Other financing arrangements	—	2.6

Total borrowings	662.1	452.6
Less: Current portion of debt	(5.3)	(2.6)

	656.8	450.0
Less: Unamortized capitalized financing costs	(21.7)	(12.6)

Total long-term debt	$635.1	$437.4

Credit Facilities

On November 30, 2017, the Company borrowed $560.0 million of aggregate principal amount of secured term loans comprised of first lien term loans of $430.0 million due November 30, 2024, or First Lien Term Loan Facility, and second lien term loans of $130.0 million due November 30, 2025, or Second Lien Term Loan Facility. The Company used available incremental capacity to upsize the First Lien Term Loan Facility to $450.0 million in April 2019 and to $520.0 million in October 2019. In June 2020, the Company made $59.8 million in principal payments on the First Lien Term Loan Facility and repaid in full the $130.0 million outstanding under the Second Lien Term Loan Facility. The $59.8 million payment fully satisfies all required principal payments on the First Lien Term Loan Facility due prior to its maturity on November 30, 2024. Interest with respect to the First Lien Term Loan Facility is payable quarterly in arrears at a rate of LIBOR plus 4.50% per annum (5.50% at June 30, 2020). Interest with respect to the Second Lien Term Loan Facility was payable quarterly in arrears at a rate of LIBOR plus 8.50% per annum. The interest rate is determined based on the Company’s first lien leverage ratio for the preceding fiscal quarter.

In connection with the pre-payment of $59.8 million on the First Lien Term Loan Facility and the full repayment of $130.0 million on the Second Lien Term Loan Facility, the Company incurred a loss on extinguishment of debt of $7.1 million representing the unamortized capitalized financing costs associated with the prepaid debt, which was recorded to “Loss on extinguishment of debt” in the unaudited Condensed Consolidated Statements of Operations in the three and six months ended June 30, 2020.

The First Lien Term Loan Facility and Second Lien Term Loan Facility are subject to covenants that, among other things, limit or restrict the Company in creating liens, holding any unpermitted investments or new indebtedness, making any dispositions or restricted payments unless otherwise permitted in the agreement, and making material changes to the business. In connection with the full repayment of the Second Lien Term Loan Facility at June 30, 2020, the Company obtained applicable releases customary to the payment in full. At December 31, 2019 and June 30, 2020, the Company was in compliance with all financial covenants.

Amortization of capitalized financing fees is included in “Interest expense” within the unaudited Condensed Consolidated Statements of Operations. Amortization expense was $1.0 million and $1.9 million for the three and six months ended June 30, 2019, respectively and $1.0 million and $2.1 million for the three and six months ended June 30, 2020, respectively.

Revolving Credit Facility

The First Lien Term Loan Facility included a revolving credit facility of $40.0 million, or Revolving Credit Facility, which expires November 30, 2022. In August 2019, the Revolving Credit Facility was increased to a borrowing capacity of $90.0 million with incremental borrowings used to partially fund the Merchant Link Acquisition. The Company is subject to certain additional covenants related to the Revolving Credit Facility. The Company was in compliance with these covenants at December 31, 2019 and June 30, 2020.

Interest due under the Revolving Credit Facility depends on the type of loan selected but generally is due interest at LIBOR plus an applicable margin ranging from 3.00% to 4.50%.

The Revolving Credit Facility unused commitment fee ranges from 0.25% to 0.50%. The applicable margin and unused commitment fee are determined based on the Company’s first lien net leverage ratio at the previously reported fiscal quarter.

As of December 31, 2019, the Company had outstanding borrowings of $21.0 million under the Revolving Credit Facility. In the three months ended March 31, 2020, the Company drew $68.5 million under the Revolving Credit Facility for general corporate purposes and to strengthen its financial position amid the COVID-19 pandemic. In June 2020, the Company repaid the outstanding borrowings of $89.5 million under the Revolving Credit Facility. Borrowing capacity on the Revolving Credit Facility was $89.5 million as of June 30, 2020, net of a $0.5 million letter of credit.